Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 03, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (the “PVP Requirements”), we are providing the following information about the relationship between compensation reported in the summary compensation table (“SCT”) and compensation actually paid (“CAP”) as calculated under the PVP Requirements to our principal executive officer (“PEO”) and our other named executive officers (“NEOs”) and certain financial performance measures. The disclosure covers our three most recent fiscal years, which will expand incrementally over the next two years to a rolling five years.

	Kenneth S. Booth		Brett A. Roberts				Value of Initial Fixed $100 Investment Based on: (d)
Year	SCT Total for PEO ($) (a)	CAP to PEO ($) (b)	SCT Total for PEO ($) (a)	CAP to PEO ($) (b)	Average SCT Total for NEOs ($) (c)	CAP to NEOs ($) (b) (c)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ in millions)	Economic Profit ($ in millions) (e)
2022	$1,015,250	$(22,614,425)	n/a	n/a	$4,418,311	$1,709,981	$107.24	$125.51	$535.8	$476.6
2021	30,526,345	59,123,384	$359,911	(46,514,489)	10,101,413	15,536,684	155.47	148.00	958.3	574.1
2020	n/a	n/a	1,039,250	(15,506,950)	1,895,287	1,754,780	78.25	116.40	421.0	471.3

(a)During 2022, our PEO was Mr. Booth. During 2021, our PEOs were Mr. Roberts (until his retirement effective May 3, 2021) and Mr. Booth (beginning on May 3, 2021). During 2020, our PEO was Mr. Roberts.

(b)Compensation actually paid, as computed under SEC rules, requires starting with the “Total” column of the SCT and making certain adjustments to reflect adjusted values to equity awards based on stock prices as of year end or the relevant vesting dates, and in the case of our stock option awards, various other accounting valuation assumptions. The following table reflects the adjustments made to SCT total compensation to compute CAP for our PEO and average CAP for our non-PEO NEOs:

	2022		2021			2020
	PEO ($)	NEOs ($)	PEO (Booth) ($)	PEO (Roberts) ($)	NEOs ($)	PEO ($)	NEOs ($)
Compensation per SCT	$1,015,250	$4,418,311	$30,526,345	$359,911	$10,101,413	$1,039,250	$1,895,287
Adjustments related to Stock Options
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(1,885,347)	(29,623,631)	—	(9,403,018)	—	—
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year end	—	1,630,624	53,755,806	—	10,463,258	—	—
Increase for Fair Value of Awards Granted during Year that Vested during year	—	—	4,392,539	—	4,304,688	—	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(17,456,114)	(1,554,222)	—	—	—	—	—
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(6,173,561)	(916,535)	—	—	—	—	—
Adjustments related to RSUs and restricted shares
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	—	(2,117,650)	—	—	—	—	—
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year end	—	2,134,800	—	—	—	—	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	—	—	—	—	—	(17,314,200)	(175,547)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—	—	72,325	1,585,200	70,343	768,000	35,040
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited during year	—	—	—	(48,459,600)	—	—	—
Compensation Actually Paid	$(22,614,425)	$1,709,981	$59,123,384	$(46,514,489)	$15,536,684	$(15,506,950)	$1,754,780
(c)During 2022, our non-PEO NEOs consisted of Messrs. Mohan, Rostami, and Smith and Ms. Rummler. During 2021, our non-PEO NEOs consisted of Messrs. Busk, Charles A. Pearce, Smith, and Ulatowski. During 2020, our non-PEO NEOs consisted of Messrs. Booth, Pearce, Smith, and Ulatowski.
(d)This assumes that $100 was invested in Common Stock and in a market index representing our peer group on January 1, 2020, and assumes the reinvestment of dividends. The peer group market index used for this purpose is the Dow Jones U.S. Financial Services Index.
(e)Economic profit is an important financial performance measure used by the Company to evaluate business decisions and strategies and our financial performance, and is used to link certain compensation actually paid to our non-PEO NEOs to Company performance (Company-Selected Measure). The following is a reconciliation of GAAP net income to economic profit:

(In millions)	For the Years Ended December 31,
	2022	2021	2020
GAAP net income	$535.8	$958.3	$421.0
Floating yield adjustment (after-tax)	(196.5)	(148.5)	(169.6)
GAAP provision for credit losses (after-tax)	370.7	6.5	428.8
Senior notes adjustment (after-tax)	(2.1)	(2.1)	4.0
Income tax adjustment	12.2	12.6	2.1
Adjusted net income	720.1	826.8	686.3
Adjusted interest expense (after-tax)	130.4	128.5	149.5
Adjusted net income plus interest expense (after-tax)	850.5	955.3	835.8
Less: cost of capital	373.9	381.2	364.5
Economic profit	$476.6	$574.1	$471.3

Company Selected Measure Name			Economic profit
Named Executive Officers, Footnote [Text Block]			(c)During 2022, our non-PEO NEOs consisted of Messrs. Mohan, Rostami, and Smith and Ms. Rummler. During 2021, our non-PEO NEOs consisted of Messrs. Busk, Charles A. Pearce, Smith, and Ulatowski. During 2020, our non-PEO NEOs consisted of Messrs. Booth, Pearce, Smith, and Ulatowski.
Peer Group Issuers, Footnote [Text Block]			This assumes that $100 was invested in Common Stock and in a market index representing our peer group on January 1, 2020, and assumes the reinvestment of dividends. The peer group market index used for this purpose is the Dow Jones U.S. Financial Services Index.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid, as computed under SEC rules, requires starting with the “Total” column of the SCT and making certain adjustments to reflect adjusted values to equity awards based on stock prices as of year end or the relevant vesting dates, and in the case of our stock option awards, various other accounting valuation assumptions. The following table reflects the adjustments made to SCT total compensation to compute CAP for our PEO and average CAP for our non-PEO NEOs:

	2022		2021			2020
	PEO ($)	NEOs ($)	PEO (Booth) ($)	PEO (Roberts) ($)	NEOs ($)	PEO ($)	NEOs ($)
Compensation per SCT	$1,015,250	$4,418,311	$30,526,345	$359,911	$10,101,413	$1,039,250	$1,895,287
Adjustments related to Stock Options
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(1,885,347)	(29,623,631)	—	(9,403,018)	—	—
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year end	—	1,630,624	53,755,806	—	10,463,258	—	—
Increase for Fair Value of Awards Granted during Year that Vested during year	—	—	4,392,539	—	4,304,688	—	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(17,456,114)	(1,554,222)	—	—	—	—	—
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(6,173,561)	(916,535)	—	—	—	—	—
Adjustments related to RSUs and restricted shares
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	—	(2,117,650)	—	—	—	—	—
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year end	—	2,134,800	—	—	—	—	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	—	—	—	—	—	(17,314,200)	(175,547)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—	—	72,325	1,585,200	70,343	768,000	35,040
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited during year	—	—	—	(48,459,600)	—	—	—
Compensation Actually Paid	$(22,614,425)	$1,709,981	$59,123,384	$(46,514,489)	$15,536,684	$(15,506,950)	$1,754,780

Non-PEO NEO Average Total Compensation Amount			$ 4,418,311	$ 10,101,413	$ 1,895,287
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,709,981	15,536,684	1,754,780
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid, as computed under SEC rules, requires starting with the “Total” column of the SCT and making certain adjustments to reflect adjusted values to equity awards based on stock prices as of year end or the relevant vesting dates, and in the case of our stock option awards, various other accounting valuation assumptions. The following table reflects the adjustments made to SCT total compensation to compute CAP for our PEO and average CAP for our non-PEO NEOs:

	2022		2021			2020
	PEO ($)	NEOs ($)	PEO (Booth) ($)	PEO (Roberts) ($)	NEOs ($)	PEO ($)	NEOs ($)
Compensation per SCT	$1,015,250	$4,418,311	$30,526,345	$359,911	$10,101,413	$1,039,250	$1,895,287
Adjustments related to Stock Options
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(1,885,347)	(29,623,631)	—	(9,403,018)	—	—
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year end	—	1,630,624	53,755,806	—	10,463,258	—	—
Increase for Fair Value of Awards Granted during Year that Vested during year	—	—	4,392,539	—	4,304,688	—	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(17,456,114)	(1,554,222)	—	—	—	—	—
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(6,173,561)	(916,535)	—	—	—	—	—
Adjustments related to RSUs and restricted shares
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	—	(2,117,650)	—	—	—	—	—
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year end	—	2,134,800	—	—	—	—	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	—	—	—	—	—	(17,314,200)	(175,547)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—	—	72,325	1,585,200	70,343	768,000	35,040
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited during year	—	—	—	(48,459,600)	—	—	—
Compensation Actually Paid	$(22,614,425)	$1,709,981	$59,123,384	$(46,514,489)	$15,536,684	$(15,506,950)	$1,754,780

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Company Performance Metrics. Listed below are the financial performance measures, including the Company-Selected Measure, which in our assessment represent the most important financial performance measures we used in 2022 to link CAP to the Company’s named executive officers to Company performance. For 2022, the Company used fewer than three financial performance metrics to link CAP to the Company’s named executive officers to Company performance.

Measure	Nature	Explanation
Economic Profit	Financial Measure	Economic profit is a non-GAAP financial measure we use to evaluate our financial results and determine profit-sharing for team members, which is available to all team members including named executive officers, with the exception of our Chief Executive Officer.
Share price	Financial Measure	Our stock option awards provide value only if the market price of our Common Stock increases above the exercise price of the stock options.

Total Shareholder Return Amount			$ 107.24	155.47	78.25
Peer Group Total Shareholder Return Amount			125.51	148.00	116.40
Net Income (Loss)			$ 535.8	$ 958.3	$ 421.0
Company Selected Measure Amount			476.6	574.1	471.3
PEO Name	Brett A. Roberts	Kenneth S. Booth	Kenneth S. Booth		Brett A. Roberts
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Economic Profit
Non-GAAP Measure Description [Text Block]			Economic profit is a non-GAAP financial measure we use to evaluate our financial results and determine profit-sharing for team members, which is available to all team members including named executive officers, with the exception of our Chief Executive Officer.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Share price
Kenneth S. Booth [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,015,250	$ 30,526,345
PEO Actually Paid Compensation Amount			(22,614,425)	59,123,384
Brett A. Roberts [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				359,911	$ 1,039,250
PEO Actually Paid Compensation Amount				(46,514,489)	(15,506,950)
PEO [Member] | Kenneth S. Booth [Member] | Deduction for Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(29,623,631)
PEO [Member] | Kenneth S. Booth [Member] | Increase for Fair Value of Option Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	53,755,806
PEO [Member] | Kenneth S. Booth [Member] | Increase for Fair Value of Option Awards Granted during Year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	4,392,539
PEO [Member] | Kenneth S. Booth [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Option Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(17,456,114)	0
PEO [Member] | Kenneth S. Booth [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Option Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,173,561)	0
PEO [Member] | Kenneth S. Booth [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Kenneth S. Booth [Member] | Increase for Fair Value of Stock Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Kenneth S. Booth [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Stock Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Kenneth S. Booth [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Stock Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	72,325
PEO [Member] | Kenneth S. Booth [Member] | Deduction of Fair Value of Stock Awards Granted Prior to Year that were Forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Brett A. Roberts [Member] | Deduction for Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Brett A. Roberts [Member] | Increase for Fair Value of Option Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Brett A. Roberts [Member] | Increase for Fair Value of Option Awards Granted during Year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Brett A. Roberts [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Option Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Brett A. Roberts [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Option Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Brett A. Roberts [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Brett A. Roberts [Member] | Increase for Fair Value of Stock Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Brett A. Roberts [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Stock Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(17,314,200)
PEO [Member] | Brett A. Roberts [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Stock Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,585,200	768,000
PEO [Member] | Brett A. Roberts [Member] | Deduction of Fair Value of Stock Awards Granted Prior to Year that were Forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(48,459,600)	0
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,885,347)	(9,403,018)	0
Non-PEO NEO [Member] | Increase for Fair Value of Option Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,630,624	10,463,258	0
Non-PEO NEO [Member] | Increase for Fair Value of Option Awards Granted during Year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	4,304,688	0
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Option Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,554,222)	0	0
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Option Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(916,535)	0	0
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,117,650)	0	0
Non-PEO NEO [Member] | Increase for Fair Value of Stock Awards Granted during Year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,134,800	0	0
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Stock Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(175,547)
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Stock Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	70,343	35,040
Non-PEO NEO [Member] | Deduction of Fair Value of Stock Awards Granted Prior to Year that were Forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0